Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended		12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Fiscal Year [Abstract]
Number of Weeks in Fiscal Year	P48W		P53W	P52W
Basis of Presentation [Abstract]
Reporting period lag for consolidation of financial results (in months)	1 month		2 months	2 months
Goodwill impairments	$ 822	$ 0	$ 0	$ 0
Property, Plant and Equipment [Abstract]
Carrying value of property under capital lease			69
Revenue Recognition [Abstract]
Percentage of commissions on sale of extended warranties to revenue (as a percent)	2.40%		2.40%	2.30%
Credit Services and Financing [Abstract]
Private label promotional credit card financing rate description	low- or zero
Sales Incentives [Abstract]
Period of expiration for customer loyalty certificates, low end of range	3 months
Period of expiration for customer loyalty certificates, high end of range	6 months
Period of expiration for customer loyalty certificates, credit card, low end of range	3 months
Period of expiration for customer loyalty certificates, credit card, high end of range	6 months
Marketing and Advertising Expense [Abstract]
Net advertising expenses	732		828	710
Scenario, Previously Reported [Member]
Description of Business [Abstract]
Number of operating segments	2
Basis of Presentation [Abstract]
Goodwill impairments	822	1,207	1,207	0
Cash and Cash Equivalents [Abstract]
Maximum term of original maturity to classify instrument as cash equivalents (in months)	3 months
Cash Equivalents	740		343
Weighted-average interest rate on cash equivalents (as a percent)	0.30%		0.10%
Outstanding checks in excess of funds on deposit	97		80
Receivables [Abstract]
Allowances for uncollectible receivables	92		72
Restricted Cash and Investments [Abstract]
Restricted cash and investments in debt securities	366		461
Property, Plant and Equipment [Abstract]
Carrying value of property under capital lease	70
Accumulated depreciation	43		60
Impairment of Long-Lived Assets and Costs Associated with Exit Activities [Abstract]
Asset Retirement Obligation, Current	83		91
Asset Retirement Obligations, Noncurrent	149		48
Leases [Abstract]
Term of lease agreements, low end of the range (in years)	10 years
Term of lease agreement, high end of the range (in years)	20 years
Deferred rent, current	50		42
Deferred rent, noncurrent	289		317
Insurance [Abstract]
Self-insured liabilities included in accrued liabilities	77		77
Self-insured liabilities included in long-term liabilities	47		47
Total insured liabilities	124		124
Foreign Currency [Abstract]
Use of prior months' exchange rate to align operations reported (in months)	1 month
Revenue Recognition [Abstract]
Sales returns reserve	14		18
Term of extended warranties, low end of the range (in months)	3 months
Term of extended warranties, high end of the range (in years)	4 years
Deferred Revenue, Current	451		469
Deferred Revenue, Noncurrent	62		96
Gift Cards [Abstract]
Historical period used to determine the likelihood of a gift card remaining unredeemed (in months)	24 months
Gift card breakage income	46		54	51
Sales Incentives [Abstract]
Number of ways members may participate and earn loyalty points	2
Scenario, Previously Reported [Member] | International [Member]
Basis of Presentation [Abstract]
Goodwill impairments	819		1,207	0
Scenario, Previously Reported [Member] | Domestic Segment [Member]
Basis of Presentation [Abstract]
Goodwill impairments	3		0	0
Scenario, Previously Reported [Member] | Restructuring Program 2012 [Member]
Basis of Presentation [Abstract]
Restructuring charges			$ 82